Mineral Property, Plant and Equipment (Acquisition) (Details) - USD ($) $ in Millions		12 Months Ended
	May 23, 2023	Dec. 31, 2023	Dec. 31, 2022
Net assets acquired
Mineral property, plant and equipment		$ 3,360.1	$ 3,173.8
Manitou Gold Inc.
Total consideration
Fair value of total shares issued (note 13)	$ 13.4
Fair value of 19% interest in Manitou prior to acquisition	3.1
Transaction costs	0.2	0.2
Consideration transferred, acquisition-date fair value	16.7	$ 16.7
Net assets acquired
Current liabilities	(1.5)
Decommissioning liabilities	(1.8)
Identifiable assets acquired (liabilities assumed)	16.7
Exercise of warrants	1.1
Warrants exercised (in shares)		61,683
Proceeds from exercise of warrants		$ 0.7
Mineral property, plant and equipment	$ 20.0